TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

SHORT DURATION PORTFOLIO

TCU SHARES

SUPPLEMENT DATED JULY 9, 2018

TO THE PROSPECTUS DATED

DECEMBER 29, 2017

1)	Effective June 25, 2018, U.S. Bancorp Fund Services, LLC (“USBFS”) replaced the Bank of New York Mellon in providing certain administrative, fund accounting and regulatory administration services to the Portfolios. Accordingly, all references in the Prospectus to the Bank of New York Mellon, as a provider of such services, are replaced by USBFS.

2)	Effective June 25, 2018, USBFS replaced BNY Mellon Investment Servicing (US) Inc. as the transfer agent and dividend paying agent to the Portfolios (“Transfer Agent”). Accordingly, all references in the Prospectus to BNY Mellon Investment Servicing (US) Inc. as Transfer Agent are replaced by USBFS.

3)	Effective June 25, 2018 U.S. Bank, National Association (“U.S. Bank”), replaced the Bank of New York Mellon as the custodian to the Fund (“Custodian”). Accordingly, all references in the Prospectus to the Bank of New York Mellon, as Custodian, are replaced with U.S. Bank.

4)	Effective June 25, 2018, the section titled “Important Additional Information-Purchase and Sale of Portfolio Shares” is replaced by the following:

Important Additional Information

Purchase and Sale of Portfolio Shares

The Portfolios are offered solely to state and federally chartered credit unions.

You may purchase or redeem (sell) TCU Shares of a Portfolio as follows:

By Writing:	Trust for Credit Unions c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

There is no minimum for initial or subsequent investments, nor are minimum balances required. Purchases of TCU Shares of a Portfolio may be made only by Federal

Reserve wire on any business day, which is any day on which TCU Shares of the Portfolio are priced. Federal Reserve wires should be sent as early as possible, but must be received in proper form before the end of the business day for a purchase order to be effective that day.

You may sell (redeem) some or all of your TCU Shares. Generally, the Portfolios will redeem your TCU Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

You should be aware that if you redeem all of your TCU Shares of a Portfolio, you will no longer be eligible to purchase TCU Shares of that Portfolio. Shareholders who have redeemed all of their TCU Shares of a Portfolio may purchase Investor Shares, another share class offered by the Portfolios. Please see the Trust’s Investor Shares prospectus for more information.

5)	The section titled “Service Providers–Administrator and BNY Mellon Investment Servicing (US) Inc.” is deleted and replaced with the following:

ADMINISTRATOR AND U.S. BANCORP FUND SERVICES, LLC

Callahan Credit Union Financial Services, LLLP (“CUFSLP”), a Delaware limited liability limited partnership in which 37 credit unions are limited partners, acts as the Administrator of the Portfolios. CUFSLP’s address is 1001 Connecticut Avenue N.W., Suite 1001, Washington, D.C. 20036. In this capacity, CUFSLP periodically reviews the performance of the Investment Adviser, the transfer agent, the distributor and the custodian of the Portfolios; provides facilities, equipment and personnel to serve the needs of investors; develops and monitors investor programs for credit unions; provides assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Portfolios; handles shareholder problems and calls relating to administrative matters; provides advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Portfolios; and provides other administrative services to the Portfolios.

The administration fee payable to CUFSLP is shown under “Portfolio Fees and Expenses” in each Portfolio’s Summary Section.

U.S Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank, NA, provides certain administrative, fund accounting and regulatory administration services to the Portfolios.

U.S Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank, NA, serves as the Portfolios’ transfer agent and, as such, performs various shareholder servicing functions.

6)	The subsections “HOW TO BUY TCU SHARES,” “—What Else Should I know About Share Purchases?”, “—HOW TO SELL TCU SHARES,” “—How Are Redemptions Proceeds Paid?” and “—Can I Exchange My Investment From One

Portfolio to Another?” under the heading “SHAREHOLDER GUIDE” are deleted, and replaced with the following:

HOW TO BUY TCU SHARES

Ultra-Short Duration Government Portfolio and Short Duration Portfolio

You may purchase TCU Shares of each of the Portfolios on any business day, which is any day on which shares of TCU shares of the Portfolios are priced, as described below in “How Are TCU Shares Priced?,” at their NAV next determined after receipt of an order by wiring federal funds to USBFS. You may place a purchase order by writing, or by telephone.

By Writing:	Trust for Credit Unions c/o USBFS. 615 East Michigan Street 3rd Floor Milwaukee, WI 53202
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

Dividends will begin to accrue as follows:

⬛	If a purchase order is received by USBFS by 4:00 p.m. New York time on a business day, TCU shares will be issued and dividends will begin to accrue on the purchased TCU Shares on the next business day, provided that USBFS receives the federal funds with respect to such order by such next business day.
⬛	If a purchase order is received by USBFS after 4:00 p.m. New York time, TCU Shares will be issued and dividends will begin to accrue on the purchased TCU Shares on the second business day thereafter, provided that USBFS receives the federal funds with respect to such order by such second business day.

Federal Reserve wires should be sent as early as possible, but must be received before the end of the applicable business day for a purchase order to be effective.

What Else Should I Know About Share Purchases?

The following generally applies to purchases of TCU Shares:

⬛	For your initial purchase of TCU Shares of the Portfolios, you should promptly complete an Account Information Form, and mail it to Trust for Credit Unions, c/o USBFS, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 or Callahan Financial Services, Inc., 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036. You may not redeem TCU Shares prior to the Fund’s receipt of such Account Information Form.
⬛

ALM First and/or CFS may from time to time, at their own expense, provide compensation to certain dealers whose customers purchase significant amounts of TCU Shares of the Portfolios. The amount of such compensation may be made on a one-time and/or periodic basis and, in the case of ALM First, may be up to 14% of the annual fees that are earned by ALM First as Investment Adviser to the

Portfolios (after adjustments) and are attributable to TCU Shares held by such customers. Such compensation does not represent an additional expense to the Portfolios or their shareholders, since it will be paid from the assets of ALM First, its affiliates or CFS.

The Portfolios and the Distributor reserve the right to:

⬛	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers) for any reason in their discretion.

HOW TO SELL TCU SHARES

How Can I Sell TCU Shares Of The Portfolios?

You may arrange to take money out of your account by selling (redeeming) some or all of your TCU Shares. Generally, the Portfolios will redeem your TCU Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

Instructions for Redemptions
Writing:

⬛ Write a letter of instruction that includes:

⬛ Your name(s) and signature(s)

⬛ Your account number

⬛ The Portfolio name

⬛ The dollar amount or number of TCU Shares you want to sell

⬛ How and where to send the proceeds

⬛ Mail the request to:

Trust for Credit Unions

c/o USBFS

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form: ⬛ 1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

What Do I Need To Know About Telephone Redemption Requests?

The Portfolios, the Distributor, the Administrator, the Investment Adviser and the transfer agent will not be liable for any loss you may incur in the event that the Portfolios accept unauthorized telephone redemption requests that the Portfolios reasonably believe to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, USBFS employs reasonable procedures specified by the Portfolios to confirm that such instructions are genuine. If reasonable procedures are not employed, a Portfolio may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

⬛	All telephone requests are recorded.
⬛	Proceeds of telephone redemptions will be wired directly to the credit union, corporate credit union or other domestic depository account designated on the

Account Information Form unless you provide written instructions signed by an authorized person designated on the Account Information Form indicating another credit union, or other depository accounts.

⬛	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?

You may arrange for your redemption proceeds to be wired as federal funds to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. Redemption proceeds may not be wired to third parties.

If a redemption request is received by USBFS by 4:00 p.m. New York time, the proceeds are ordinarily wired on the next business day. TCU Shares to be redeemed earn income with respect to the day the request is received. Also, TCU Shares redeemed on a day immediately preceding a weekend or holiday continue to earn income until the next business day.

Can I Exchange My Investment From One Portfolio To Another?

You may exchange TCU Shares of each Portfolio at NAV for TCU Shares of the other Portfolio of the Trust provided that you currently hold TCU Shares of each Portfolio involved in the exchange. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions for Exchanging Shares:
Writing:

⬛ Write a letter of instruction that includes:

⬛ Your name(s) and signature(s)

⬛ Your account number

⬛ The Portfolio name

⬛ The dollar amount or number of TCU Shares to be exchanged

⬛ Mail the request to:

Trust for Credit Unions

c/o USBFS

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form: ⬛ 1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

⬛	You should read the Prospectus before making an exchange.
⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.

⬛	USBFS may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
⬛	Telephone exchanges normally will be made only to an identically registered account.
⬛	The Portfolios reserve the right to reject any exchange request.

7)	The mailing address for the Portfolios on the back page of the Prospectus is deleted and replaced with the following:

⬛ By mail:

Trust for Credit Unions

c/o U.S. Bancorp Fund Services, LLC.

615 East Michigan Street, 3rd Floor,

Milwaukee, WI 53202

or

Callahan Financial Services, Inc.

1001 Connecticut Avenue, N.W. - Suite 1001

Washington, D.C. 20036

Please retain this supplement for your reference

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

SHORT DURATION PORTFOLIO

TCU SHARES

SUPPLEMENT DATED JULY 9, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED

DECEMBER 29, 2017

1)	Effective June 25, 2018, U.S. Bancorp Fund Services, LLC (“USBFS”) replaced the Bank of New York Mellon in providing certain administrative, fund accounting and regulatory administration services to the Portfolios.

2)	Effective June 25, 2018 USBFS replaced BNY Mellon Investment Servicing (US) Inc. as the transfer agent and dividend paying agent to the Portfolios (“Transfer Agent”).

3)	Effective June 25, 2018 U.S. Bank, National Association (“U.S. Bank”), replaced the Bank of New York Mellon as the custodian to the Fund (“Custodian”).

4)	Effective June 25, 2018, the section titled “ ADVISORY AND OTHER SERVICES–Transfer Agent” is replaced by the following:

U.S. Bancorp Fund Services, LLC (USBFS”) 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agent servicing agreement dated as of June 7, 2018, (the “Transfer Agent Servicing Agreement”), under which USBFS (a) issues and redeems shares of the Fund; and (b) addresses and mails all communications. Prior to June 25, 2018, BNY Mellon Investment Servicing (US) Inc. (“BNYIS”), 301 Bellevue Parkway, Wilmington, Delaware 19809, served as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency services agreement dated as of January 14, 2008 (the “Prior Transfer Agency Agreement”), under which BNYIS provided similar services to the Portfolios.

5)	Effective June 25, 2018, the last paragraph of the section titled “ADVISORY AND OTHER SERVICES—Administration Services” is replaced by the following:

USBFS 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, provides certain administrative, fund accounting and regulatory administration services to the Fund pursuant to Fund Administration Servicing Agreement and Fund Accounting Servicing Agreement, each dated as of June 7, 2018 (together, “New Servicing Agreements”). For its services under the New Servicing Agreements, USBFS is entitled to receive fees at the following annual rates as a percentage of the Portfolios’ aggregate average net assets: 0.030% of up to the first $300 million of aggregate average net assets, 0.025% of up to the next $300 million of aggregate average net assets and 0.020% of the balance of aggregate average net assets, subject to a minimum annual fee of $150,000 for two Portfolios and a $75,000 increase in the minimum for each additional Portfolio. Prior to June 25, 2018, The Bank of New York Mellon (“BNYM”) provided certain administrative, fund accounting and regulatory administration services to the Fund pursuant to an administration and accounting services agreement dated as of January 14, 2008. For its services under the administration and accounting services agreement, effective February 1, 2013, BNYM was entitled to receive fees at the following annual rates as a percentage of the Portfolios’ aggregate average net assets: 0.035% of up to the first $200 million of aggregate average net assets, 0.030% of aggregate average net assets from $200 million to $500 million, 0.025% of aggregate average net assets from $500 million to $1 billion, and 0.02% of aggregate average net assets in excess of $1 billion, subject to an aggregate minimum annual base fee of $75,000. BNYM also was entitled to receive certain fees for services in connection with compliance support and regulatory filings and received reimbursement for certain out-of-pocket expenses. For the period April 1, 2012 through January 31, 2013, BNYM was entitled to receive fees at the annual rate of 0.0206% of each Portfolio’s average daily net assets.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the accounting and administration fees earned by BNYM were as follows:

	2017	2016	2015
Ultra-Short Duration Government Portfolio	$168,158	$181,557	$207,103
Short Duration Portfolio	$185,000	$205,736	$213,829

6)	Effective June 25, 2018, the section titled “ADVISORY AND OTHER SERVICES—Custodian” is replaced by the following:

U.S. Bank, National Association ( “U.S.Bank”) 1555 N. River Center Dr., Suite 302, Milwaukee, Wisconsin 53212 serves as the Fund Custodian (“Custodian”) pursuant to a Custody Agreement (“Custodian Agreement”) dated as of June 7, 2018, under which the Custodian (a) maintains separate accounts in the name of each Portfolio; (b) holds and transfers portfolio securities on account of the Portfolios; (c) accepts receipts and makes disbursements of money on behalf of the Portfolios; (d) collects and receives all income and other payments and distributions on account of the Portfolios’ securities; and (e) makes periodic reports to the Fund’s Board of Trustees concerning the Fund’s operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. As compensation for its services under the Custodian Agreement, U.S. Bank is entitled to Annual Fee based upon the Market Value per Fund of 0.004% on the average daily market value of all long securities and cash held in the Portfolios, plus a minimum annual fee per Portfolio of $4,800. The Fund will also pay the custodian certain transaction fees and reimburse the Custodian for certain out-of-pocket expenses. Prior to June 25, 2018, The Bank of New York Mellon (the “Prior Custodian”), 225 Liberty Street, New York, New York 10286, was the custodian of the Fund’s assets pursuant to a custodian services agreement between

PFPC Trust Company and the Fund dated January 14, 2008 as assigned to the Prior Custodian effective January 24, 2011 (the “Prior Custodian Agreement”). Under the Prior Custodian Agreement, the Prior Custodian provided similar services to the Portfolios. As compensation for its services under the Prior Custodian Agreement, the Prior Custodian was entitled to a fee, payable monthly, calculated at the annual rate of 0.005% of the first $500 million of each Portfolio’s average daily gross assets, and 0.004% of each Portfolio’s average gross assets exceeding $500 million. The Fund also paid the Prior Custodian certain transaction fees and reimbursed the Prior Custodian for certain out-of-pocket expenses.

Please retain this supplement for your reference